Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain (loss) on derivative financial instruments	$ (1,141)	$ 1,940	$ (198)	$ 2,179
Gain (loss) on derivative instruments	(1,354)	1,389	(265)	1,446
Gain on derivative financial instruments	(1,354)	1,389	(265)	1,446
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain (loss) on derivative financial instruments	(2,305)	449	(2,627)	627
Total realized gain (loss) on derivative financial instruments	196	(549)	359	(681)
Gain (loss) on derivative financial instruments not accounted for as hedges	(2,109)	(100)	(2,268)	(54)
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain (loss) on derivative financial instruments	(2,305)	449	(2,627)	627
Total realized gain (loss) on derivative financial instruments	196	(549)	359	(681)
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Amortization of AOCI gains frozen as a result of hedge dedesignation	$ 755	$ 1,489	$ 2,003	$ 1,500